                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 9/30

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                               AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (0.8%)
Honeywell Intl                                       285,638             $16,986,892
------------------------------------------------------------------------------------

AIRLINES (0.8%)
Babcock & Brown Air ADR                              750,000(b,c)         17,100,000
------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                           840,335(b,e)          7,134,445
General Motors                                       105,122               3,857,977
                                                                     ---------------
Total                                                                     10,992,422
------------------------------------------------------------------------------------

BEVERAGES (2.1%)
Coca-Cola                                            404,498              23,246,500
Diageo ADR                                           222,790(c)           19,545,367
                                                                     ---------------
Total                                                                     42,791,867
------------------------------------------------------------------------------------

CHEMICALS (4.3%)
Air Products & Chemicals                             117,696              11,505,961
Dow Chemical                                         498,798              21,478,242
Eastman Chemical                                     170,217              11,358,580
EI du Pont de Nemours & Co                           823,559              40,815,584
Olin                                                 178,095               3,985,766
                                                                     ---------------
Total                                                                     89,144,133
------------------------------------------------------------------------------------

COMMERCIAL BANKS (7.5%)
Comerica                                              81,391               4,173,730
HSBC Holdings                                        671,902(c)           12,434,254
KeyCorp                                              136,111               4,400,469
Lloyds TSB Group                                     744,621(c)            8,264,950
Natl Australia Bank                                  749,154(c)           26,393,219
PNC Financial Services Group                          68,110               4,638,291
Regions Financial                                    542,466              15,991,898
Royal Bank of Scotland Group                         883,065(c)            9,485,434
US Bancorp                                         1,080,845(e)           35,159,887
Wachovia                                             492,971              24,722,496
Wells Fargo & Co                                     279,282               9,948,025
                                                                     ---------------
Total                                                                    155,612,653
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
Deluxe                                               351,632              12,954,123
Pitney Bowes                                         345,649              15,699,377
RR Donnelley & Sons                                  387,166              14,154,789
Waste Management                                     154,913               5,846,417
                                                                     ---------------
Total                                                                     48,654,706
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONTAINERS & PACKAGING (0.8%)
Packaging Corp of America                            583,409             $16,959,700
------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Genuine Parts                                        164,822               8,241,100
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.9%)
Bank of America                                    1,289,699(e)           64,833,169
Citigroup                                          1,376,415              64,237,288
JPMorgan Chase & Co                                  637,794              29,223,721
KKR Financial Holdings LLC                           319,806               5,388,731
                                                                     ---------------
Total                                                                    163,682,909
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (12.3%)
AT&T                                               2,348,451              99,362,961
BT Group                                           3,913,693(c)           24,582,744
Citizens Communications                            1,143,475              16,374,562
Deutsche Telekom ADR                                 603,858(c)           11,853,733
Embarq                                               457,003              25,409,367
Telefonos de Mexico ADR Series L                     454,708(c)           14,946,252
Telstra                                            2,635,559(c)           10,194,844
Verizon Communications                             1,025,876              45,425,789
Windstream                                           515,968               7,285,468
                                                                     ---------------
Total                                                                    255,435,720
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.2%)
American Electric Power                              213,988               9,860,567
Duke Energy                                          707,614              13,225,306
FPL Group                                            269,528              16,408,864
Pinnacle West Capital                                193,259               7,635,663
Progress Energy                                      172,309(e)            8,072,677
Southern                                             206,567               7,494,251
UIL Holdings                                         102,846               3,239,649
                                                                     ---------------
Total                                                                     65,936,977
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Hubbell Cl B                                         243,292              13,896,839
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
GlobalSantaFe                                        378,284              28,757,150
Halliburton                                          396,368              15,220,531
Schlumberger                                         121,335              12,740,175
                                                                     ---------------
Total                                                                     56,717,856
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD PRODUCTS (2.7%)
B&G Foods Cl A                                       407,261              $5,212,941
ConAgra Foods                                        422,845              11,048,940
Kraft Foods Cl A                                     447,815              15,454,096
Reddy Ice Holdings                                   658,131              17,354,914
Sara Lee                                             380,831               6,356,069
                                                                     ---------------
Total                                                                     55,426,960
------------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Nicor                                                380,928              16,341,811
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Health Management Associates Cl A                    560,501               3,889,877
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Newell Rubbermaid                                    230,418               6,640,647
Tupperware Brands                                    656,061              20,659,361
                                                                     ---------------
Total                                                                     27,300,008
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
General Electric                                   1,032,795              42,757,713
Tomkins                                            1,389,641(c)            6,461,179
                                                                     ---------------
Total                                                                     49,218,892
------------------------------------------------------------------------------------

INSURANCE (2.5%)
Lincoln Natl                                         105,460               6,957,196
Marsh & McLennan Companies                            76,800               1,958,400
Montpelier Re Holdings                               547,889(c)            9,697,635
Unitrin                                               85,416               4,235,779
XL Capital Cl A                                      362,576(c)           28,716,020
                                                                     ---------------
Total                                                                     51,565,030
------------------------------------------------------------------------------------

MACHINERY (0.6%)
Harsco                                               217,798              12,908,887
------------------------------------------------------------------------------------

MARINE (0.2%)
Aries Maritime Transport                             422,515(c)            3,866,012
------------------------------------------------------------------------------------

MEDIA (2.1%)
Cinemark Holdings                                    181,197               3,363,016
Idearc                                               117,269               3,690,455
Natl CineMedia                                       558,685              12,514,544
Regal Entertainment Group Cl A                     1,044,634(e)           22,929,717
                                                                     ---------------
Total                                                                     42,497,732
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (2.4%)
Compass Minerals Intl                                490,309             $16,690,118
Rio Tinto ADR                                         44,309(c)           15,215,711
Southern Copper                                      138,061(e)           17,096,094
                                                                     ---------------
Total                                                                     49,001,923
------------------------------------------------------------------------------------

MULTI-UTILITIES (4.4%)
Ameren                                                95,284               5,002,410
CH Energy Group                                       78,382               3,746,660
Consolidated Edison                                  261,399(e)           12,102,774
Dominion Resources                                   110,373               9,304,444
DTE Energy                                           180,253               8,731,455
Energy East                                          335,468               9,074,409
Natl Grid                                          1,410,112(c)           22,619,079
NiSource                                             284,719               5,449,522
NSTAR                                                123,645               4,304,082
Public Service Enterprise Group                      110,778               9,747,356
                                                                     ---------------
Total                                                                     90,082,191
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.0%)
Arlington Tankers                                    126,252(c)            3,109,587
BP ADR                                               775,115(c)           53,754,225
Chevron                                              815,747              76,337,605
Enbridge                                             706,502(c)           25,907,428
Enbridge Energy Management LLC                             1(b)                   51
Eni                                                  497,658(c)           18,442,790
Kinder Morgan Management LLC                               1(b)                   45
Royal Dutch Shell ADR                                330,445(c)           27,155,970
Ship Finance Intl                                    175,800(c)            4,618,266
Spectra Energy                                       353,805               8,661,146
TransCanada                                          254,553(c,e)          9,319,185
                                                                     ---------------
Total                                                                    227,306,298
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (1.3%)
Intl Paper                                           162,758              $5,838,129
MeadWestvaco                                         398,399              11,764,723
Stora Enso Series R                                  496,298(c)            9,666,796
                                                                     ---------------
Total                                                                     27,269,648
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.4%)
Biovail                                              535,120(c)            9,295,034
Bristol-Myers Squibb                                 779,817              22,474,326
Johnson & Johnson                                    238,347              15,659,398
Merck & Co                                           764,780              39,531,478
Pfizer                                             2,168,918              52,986,667
Schering-Plough                                      227,877               7,207,750
Wyeth                                                124,678               5,554,405
                                                                     ---------------
Total                                                                    152,709,058
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Intel                                                353,538               9,142,493
Microchip Technology                                 409,074              14,857,568
Taiwan Semiconductor Mfg ADR                       1,514,261(c)           15,324,321
                                                                     ---------------
Total                                                                     39,324,382
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Capitol Federal Financial                            130,340(e)            4,457,628
Fannie Mae                                            81,898               4,980,217
                                                                     ---------------
Total                                                                      9,437,845
------------------------------------------------------------------------------------

TOBACCO (6.9%)
Altria Group                                         619,855              43,098,518
Loews-Carolina Group                                 723,829(g)           59,520,459
Reynolds American                                    642,732(e)           40,871,328
                                                                     ---------------
Total                                                                    143,490,305
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                   261,290(c)            9,484,827
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,601,937,640)                                                $1,973,275,460
------------------------------------------------------------------------------------

BONDS (3.0%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                        VALUE(A)
OTHER FINANCIAL INSTITUTIONS
Lehman Brothers Holdings
 10.06% Cv
  02-08-08                          10.06%       $60,000,000(d,h,j)          $62,346,000
----------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $60,000,000)                                                          $62,346,000
----------------------------------------------------------------------------------------

PREFERRED STOCKS (0.6%)
ISSUER                                            SHARES                    VALUE(A)
Schering-Plough
 6.00% Cv                                             20,400              $5,650,596
XL Capital
 7.00% Cv                                            255,800(c)            7,111,240
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $11,514,662)                                                      $12,761,836
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.6%)(f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  94,699,671(i)          $94,699,671
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $94,699,671)                                                      $94,699,671
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,768,151,973)(k)                                             $2,143,082,967
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 21.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $62,346,000 or 3.0% of net assets.

(e)  At Sept. 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.7% of net assets. 0.9% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings*
  10.06% Cv 2008                                                 07-31-07           60,000,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

(j) This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issues, the issuer may deliver shares of the referenced securities.

(k) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,768,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $404,064,000
Unrealized depreciation                                               (29,133,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $374,931,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                          RIVERSOURCE REAL ESTATE FUND

                               AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.5%)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (0.7%)
HFF Cl A                                            150,041(b)           $1,780,987
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Starwood Hotels & Resorts Worldwide                  87,270               5,301,653
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (91.9%)
Acadia Realty Trust                                  80,640               2,187,763
Alexandria Real Estate Equities                      65,965               6,349,791
AMB Property                                         89,551               5,356,045
AvalonBay Communities                                76,601               9,043,514
BioMed Realty Trust                                  48,409               1,166,657
Boardwalk Real Estate Investment Trust               61,700(c)            2,937,948
Boston Properties                                   111,440              11,578,616
Brandywine Realty Trust                              50,643               1,281,774
BRE Properties Cl A                                  61,110               3,417,882
Brookfield Properties                               357,720               8,907,228
Camden Property Trust                                61,936               3,979,388
Corporate Office Properties Trust                    62,574               2,604,956
Developers Diversified Realty                        58,939               3,292,922
DiamondRock Hospitality                             197,890               3,445,265
Douglas Emmett                                      136,030               3,364,022
EastGroup Properties                                 94,460               4,275,260

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Education Realty Trust                               87,223              $1,177,511
Equity Lifestyle Properties                          35,049               1,815,538
Equity Residential                                  229,260               9,711,454
Essex Property Trust                                 32,628               3,836,074
Federal Realty Investment Trust                      72,590               6,431,474
General Growth Properties                           155,412               8,333,191
HCP                                                 202,757               6,725,450
Highwoods Properties                                138,280               5,070,728
Home Properties                                      64,340               3,357,261
Host Hotels & Resorts                               470,380              10,555,327
Kilroy Realty                                        43,840               2,658,019
Kimco Realty                                        166,770               7,539,672
LaSalle Hotel Properties                            100,521               4,229,924
Macerich                                             78,220               6,850,508
Maguire Properties                                   38,660                 998,588
Medical Properties Trust                            148,460               1,977,487
Mid-America Apartment Communities                    73,547               3,666,318
ProLogis                                            198,698              13,183,612
Public Storage                                      146,419              11,515,854
Rayonier                                             63,410               3,046,216
Regency Centers                                      60,290               4,627,258
Senior Housing Properties Trust                     193,653               4,271,985
Simon Property Group                                220,374              22,037,399

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
SL Green Realty                                      53,025              $6,191,729
Sunstone Hotel Investors                             60,760               1,557,886
Taubman Centers                                      51,780               2,834,955
Ventas                                               45,330               1,876,662
Vornado Realty Trust                                123,290              13,481,761
                                                                    ---------------
Total                                                                   242,748,872
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.9%)
Forest City Enterprises Cl A                         66,330               3,658,763
St. Joe                                              42,676               1,434,340
                                                                    ---------------
Total                                                                     5,093,103
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $231,799,795)                                                   $254,924,615
-----------------------------------------------------------------------------------

MONEY MARKET FUND (0.6%)
                                                 SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 1,493,326(d)           $1,493,326
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,493,326)                                                      $1,493,326
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $233,293,121)(e)                                               $256,417,941
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 1.1% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $233,293,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $28,964,000
Unrealized depreciation                                               (5,839,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $23,125,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 1 RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 29, 2007